OTHER OPERATING (EXPENSE) INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other operating income expense [Abstract]
(Impairment loss) reversal of impairment recognised on ships (Note 12)	$ (2,000)	$ 1,707	$ 3,557
(Impairment loss) reversal of impairment recognised on right-of-use assets (Note 13)	0	(985)	1,046
Impairment loss on goodwill (Note 17)	0	0	(965)
(Impairment loss) reversal of on financial assets	(53)	45	(2)
Reversal of impairment of asset under construction (Note 12)	310	0	0
Lease income (Note 5)	345	0	0
Net foreign exchange (loss) gain	(237)	(512)	95
Gain on disposal of plant and equipment	12	36	14
Gain on disposal of right-of-use asset	3	0	104
Other operating income	277	52	0
Other operating expense	(9)	(2)	0
Total Other operating (expense) income	$ (1,352)	$ 341	$ 3,849